As filed with the Securities and Exchange Commission on July 9, 1997

                      Registration Nos. 33-67852; 811-7978

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                    Form N1-A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Pre-Effective Amendment No. ____
                         Post-Effective Amendment No. 26


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 29

                                 NORTHSTAR TRUST
         ---------------------------------------------------------------
               (Exact name of Registrant as specified in charter)

                     Two Pickwick Plaza, Greenwich, CT 06830
              -----------------------------------------------------
                    (Address of Principal Executive Offices)

                                  (203)863-6200
                     --------------------------------------
                         (Registrant's telephone number)

                                 Mark L. Lipson
                 c/o Northstar Investment Management Corporation
                     Two Pickwick Plaza, Greenwich, CT 06830
              -----------------------------------------------------
                    (Name and address for agent for service)

                        Copies of all correspondence to:
                                Jeff Steele, Esq.

                             Dechert, Price & Rhoads
                         1500 K Street, N.W., Suite 500
                              Washington, D.C. 20005





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             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:
         - - -

           X      on July 14, 1997 pursuant to paragraph (b)
         - - -

                  60 days after filing pursuant to paragraph (a)(1)
         - - -
                  on [date] pursuant to paragraph (a)(1)
         - - -
                  75 days after filing pursuant to paragraph (a)(2)
         - - -
                  on [date] pursuant to paragraph (a)(2) of Rule 485
         - - -
If appropriate, check the following box:

         X        this post-effective amendment designates a new effective
       - - -      date for a previously filed post-effective amendment.

-------------------------------------------------------------

* Registrant has registered an indefinite number of shares of beneficial interest by its initial Registration Registration Statement pursuant to Rule 24f-2 under the Invesment Company Act of 1940, as amended, which became effective November 5, 1993. The Registrant has filed the Notice required by Rule 24f-2 for its most recent fiscal year on or about December 23, 1996.

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                              CROSS REFERENCE SHEET

This Post-Effective Amendemnt No. 26 to the Registation Statement of the Northstar Trust (the "Trust") is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 25 to the Trust's Registration Statement relating to the Northstar International Value Fund, a series of the Trust, which was filed pursuant to Rule 485(b) on July 7, 1997.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Greenwich and the State of Connecticut on the 9th day of July, 1997.


                                   REGISTRANT

                              By: MARK L. LIPSON
                                 ------------------------------
                                  Mark L. Lipson, President


     SIGNATURES                    TITLE                               DATE

     JOHN G. TURNER                 Chairman and                  July 9, 1997
     John G. Turner*                Trustee

     MARK L. LIPSON                 Trustee                       July 9, 1997
     Mark L. Lipson*

     JOHN R. SMITH                  Trustee                       July 9, 1997
     John R. Smith*

     PAUL S. DOHERTY                Trustee                       July 9, 1997
     Paul S. Doherty*

     DAVID W. WALLACE               Trustee                       July 9, 1997
     David W. Wallace*

     ROBERT B. GOODE, JR.           Trustee                       July 9, 1997
     Robert B. Goode, Jr.*

     ALAN L. GOSULE                 Trustee                       July 9, 1997
     Alan L. Gosule*

     DAVID W.C. PUTNAM              Trustee                       July 9, 1997
     David W.C. Putnam*

     WALTER H. MAY, JR.             Trustee                       July 9, 1997
     Walter H. May, Jr.**

     AGNES MULLADY                  Principal Financial           July 9, 1997
     Agnes  Mullady                 and Accounting Officer


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By:  AGNES MULLADY*
         Agnes Mullady
         Attorney-in-fact

* Executed pursuant to powers of attorney filed with Northstar Trust and Strategic Income Fund - PEA No. 6; Northstar Government Securities Fund - PEA No. 15; Northstar Balance Sheet Opportunities Fund - PEA No. 14; Northstar Growth Fund - PEA No. 14; Northstar Special Fund - PEA No. 14; and Northstar High Yield Fund - PEA No.10.

** Executed pursuant to power of attorney filed with Northstar Trust and Strategic Income Fund - PEA No. 8; Northstar Government Securities Fund - PEA No. 17; Northstar Balance Sheet Opportunities Fund - PEA No. 16; Northstar Growth Fund - PEA No. 16; Northstar Special Fund - PEA No. 16; and Northstar High Yield Fund - PEA No. 12 .



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